Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Board adopted a Policy Statement on the Grant of Equity Awards (the “Equity Grant Policy”) to ensure compliance with relevant rules and regulations and adherence to current corporate governance practices. The Equity Grant Policy provides that the Board has sole authority to approve equity awards to our Trustees and our NEOs. The Equity Grant Policy further provides that the grant date shall be no earlier than the date of the meeting at which the award is approved by the Board or the Compensation Committee, as the case may be. With respect to new hires, the date of the award shall be the later of the first date of employment or the date that any required approval for the grant is obtained from the Board or Compensation Committee. Under no circumstances will the grant date for any equity award be earlier than the date that the award is approved. The exercise price of option awards shall be the closing price of our common shares on the grant date (or, if the grant date is not a trading day, the closing price on the nearest preceding trading day). The 2025 annual equity awards for the NEOs were approved by the Compensation Committee on December 13, 2024, before the regularly scheduled January 1, 2025 grant date. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates.
Award Timing Method	The Equity Grant Policy further provides that the grant date shall be no earlier than the date of the meeting at which the award is approved by the Board or the Compensation Committee, as the case may be. With respect to new hires, the date of the award shall be the later of the first date of employment or the date that any required approval for the grant is obtained from the Board or Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The exercise price of option awards shall be the closing price of our common shares on the grant date (or, if the grant date is not a trading day, the closing price on the nearest preceding trading day). The 2025 annual equity awards for the NEOs were approved by the Compensation Committee on December 13, 2024, before the regularly scheduled January 1, 2025 grant date.
MNPI Disclosure Timed for Compensation Value	false